BUSINESS ACQUISITIONS (Tables)	9 Months Ended
Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of acquired assets and assumed liabilities

Consideration
Property, Plant & Equipment	$22,100
Shares	42,900
Purchase price	$65,000

Schedule of fair value assets acquired and liabilities

(Amounts in US$’s)	Amounts Recognized as of Acquisition Date	Measurement Period Adjustments	Fair Value
Cash	$1,637	$–	$1,637
Accounts receivable	128,392	–	128,392
Other current assets	89,082	–	89,082
Property & equipment	35,595	–	35,595
Goodwill	181,478	–	181,478
Total assets	436,184	–	436,184
Assumed liabilities	371,184	–	371184
Non-controlling interest	–	–	–
Total Consideration for 100% of equity interests	$65,000	$–	$65,000